Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	nmf1_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide HighMark Bond Fund
Nationwide HighMark California Intermediate Tax Free Bond Fund
Nationwide HighMark National Intermediate Tax Free Bond Fund
Nationwide HighMark Short Term Bond Fund

Supplement dated November 9, 2017
to the Prospectus dated February 28, 2017 (as revised May 24, 2017)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide HighMark Bond Fund, Nationwide HighMark Short Term Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund & Nationwide HighMark National Intermediate Tax Free Bond Fund (the "Funds")

1.
Effective on or about November 13, 2017 (the "Effective Date"), HighMark Capital Management, Inc. ("HighMark") will no longer serve as the subadviser to the Funds. Accordingly, all references to, and information regarding, HighMark in the Prospectus are deleted in their entirety.

2.
At a Special Meeting of the Board of Trustees (the "Board") of Nationwide Mutual Funds (the "Trust") held on November 8, 2017, the Board approved the appointment of Loomis, Sayles & Company, LP ("Loomis") as the subadviser to the Nationwide HighMark Bond Fund and the Nationwide HighMark Short Term Bond Fund, and Massachusetts Financial Services Company, D/B/A MFS Investment Management ("MFS") as the subadviser to the Nationwide HighMark California Intermediate Tax Free Bond Fund and the Nationwide HighMark National Intermediate Tax Free Bond Fund.  These changes are anticipated to be implemented on or about the Effective Date.

3.	As of the Effective Date, the Prospectus is amended as follows:

a.
The Nationwide HighMark Bond Fund is renamed the "Nationwide Loomis Bond Fund," the Nationwide HighMark Short Term Bond Fund is renamed the "Nationwide Loomis Short Term Bond Fund," the Nationwide HighMark California Intermediate Tax Free Bond Fund is renamed the "Nationwide California Intermediate Tax Free Bond Fund," and the Nationwide HighMark National Intermediate Tax Free Bond Fund is renamed the "Nationwide National Intermediate Tax Free Bond Fund." All references to the Funds in the Prospectus are updated accordingly.

b.
With respect to the Nationwide Loomis Bond Fund, the information under the heading "Principal Investment Strategies" on page 17 of the Prospectus is deleted in its entirety and replaced with the following:

Under normal market conditions, the Fund invests primarily in bonds (or fixed-income securities) which include:

● U.S. government securities;
● Corporate bonds issued by U.S. or foreign companies that are investment grade (i.e., rated in the four highest rating categories of a nationally recognized statistical ratings organization such as Moody's or Standard & Poor's or, if unrated, which the subadviser determines to be of comparable quality);
● Investment grade fixed-income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and
● Investment grade fixed-income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

In addition to these, the Fund may invest in other types of fixed-income securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed-income securities.

The Fund will maintain an average duration of between 3 and 6 years, which the Fund's subadviser expects to be within one year of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index.

In deciding which securities to buy or sell, the subadviser may consider a number of factors related to the bond issue and the current market, for example, including:

● the financial strength of the issuer;
● current interest rates and valuations;
● the stability and volatility of a country's bond markets and
● expectations regarding general trends in interest rates and currency considerations.

The subadviser also considers how purchasing or selling a bond would impact the Fund's overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

The Fund may engage in frequent and active trading of its portfolio securities.

c.	With respect to the Nationwide Loomis Bond Fund, the information under the heading "Principal Risks" on page 17 of the Prospectus is modified to include the following:

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund's performance, and may result in higher taxes when Fund shares are held in a taxable account.

d.
With respect to the Nationwide California Intermediate Tax Free Bond Fund, the information under the heading "Principal Investment Strategies" on page 21 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade (either rated in the four highest rating categories of nationally recognized statistical ratings organizations or, if unrated, determined by the subadviser to be of comparable quality) municipal bonds and notes that are tax-exempt in California.  The Fund may invest up to 20% of its net assets, at the time of purchase, in high-yield bonds, which are lower-rated or non-investment grade, and often are referred to as "junk bonds."

Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds, the income from which is exempt from both federal income tax and California personal income tax. This policy is fundamental and will not be changed without shareholder approval.

Although the Fund will invest primarily in California municipal bonds, it may also invest in municipal bonds from other states, territories and possessions of the United States (including Puerto Rico, Guam, and the U.S. Virgin Islands) if the income from these bonds is exempt from U.S. federal income taxes. Under certain conditions, such as when the subadviser believes that there is a temporary lack of bonds available that are exempt from federal and California state taxes and that fit within the Fund's investment restrictions, the Fund may, for temporary defensive purposes, invest more than 20% of its net assets in bonds not exempt from federal or California state taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax ("AMT") should note that the subadviser will invest at least 80% of the Fund's net assets in bonds that pay interest exempt from the AMT under normal market conditions.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

The subadviser uses an active bottom-up investment approach to buying and selling investments for the Fund.  Investments are selected primarily based on fundamental analysis of individual instruments and their issuers, in light of issuers' financial condition and market, economic, political and regulatory conditions.  Factors considered may include the instrument's credit quality and terms, any underlying assets and their credit quality, and the issuer's management ability, capital structure, leverage and ability to meet its current obligations. The subadviser may also consider quantitative (i.e., mathematical and/or statistical) models that systematically evaluate the structure of debt instruments and their features.  In constructing the Fund's overall portfolio, the subadviser may also consider top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors and risk management factors.

e.
With respect to the Nationwide California Intermediate Tax Free Bond Fund, the following replaces "California state specific risk" under the heading "Principal Risks" on page 21 of the Prospectus in its entirety:

Geographic Focus Risk - The Fund's performance will be closely tied to the economic and political conditions in California, and can be more volatile than the performance of a more geographically diversified fund. In addition, the Fund's performance can also be tied to the economic and political conditions of other states and U.S. territories and possessions in which the Fund is invested. These conditions may include constitutional or statutory limits on an issuer's ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in the state, other states, or U.S. territories and possessions.

f.	With respect to the Nationwide California Intermediate Tax Free Bond Fund, the information under the heading "Principal Risks" on page 21 of the Prospectus is modified to include the following:

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.

g.
With respect to the Nationwide National Intermediate Tax Free Bond Fund, the information under the heading "Principal Investment Strategies" on page 25 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade (i.e., rated in the four highest rating categories of nationally recognized statistical ratings organizations or, if unrated, determined by the subadviser to be of comparable quality) municipal bonds and notes of states, territories and possessions of the United States that are exempt from federal income tax.  The Fund may invest up to 20% of its net assets, at the time of purchase, in high-yield bonds, which are lower-rated or non-investment grade, and often are referred to as "junk bonds."

Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds (or fixed-income securities) the income from which is exempt from federal income tax. This policy is fundamental and will not be changed without shareholder approval.

Under normal market conditions, the Fund will invest at least 65% of its net assets in municipal securities. This policy is non-fundamental and may be changed without shareholder approval.

The Fund's subadviser may invest a significant percentage of the Fund's assets in issuers in a single state, territory, or possession, or a small number of states, territories, or possessions.

Under certain conditions, such as when the subadviser believes that there is a temporary lack of bonds available that are exempt from federal taxes and that fit within the Fund's investment restrictions, the Fund may, for temporary defensive purposes, invest more than 20% of its net assets in bonds not exempt from federal income taxes, which would make it more difficult for the Fund to achieve its goal of providing high current income that is exempt from federal income tax. Investors who may be subject to the alternative minimum tax ("AMT") should note that the subadviser will invest at least 80% of the Fund's net assets in bonds that pay interest exempt from the AMT under normal market conditions.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

The subadviser uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers, in light of issuers' financial condition and market, economic, political and regulatory conditions.  Factors considered may include the instrument's credit quality and terms, any underlying assets and their credit quality, and the issuer's management ability, capital structure, leverage and ability to meet its current obligations. The subadviser may also consider quantitative (i.e., mathematical and/or statistical) models that systematically evaluate the structure of debt instruments and their features.  In constructing the Fund's overall portfolio, the subadviser may also consider top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors and risk management factors.

h.	With respect to the Nationwide National Intermediate Tax Free Bond Fund, the information under the heading "Principal Risks" on page 25 of the Prospectus is modified to include the following:

Geographic Focus Risk - The Fund's performance will be closely tied to the issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions in the states, territories, and possessions of the United States in which the Fund's assets are invested. If the Fund's subadviser invests a significant percentage of the Fund's assets in a single state, territory, or possession, or a small number of states, territories, or possessions, these conditions will have a significant impact on the Fund's performance and the Fund's performance may be more volatile than the performance of more geographically-diversified funds.

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.

i.
With respect to the Nationwide Loomis Short Term Bond Fund, the information under the heading "Principal Investment Strategies" on page 29 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in bonds (or fixed-income securities) which include:

● U.S. government securities;
● Corporate bonds issued by U.S. or foreign companies that are investment grade (i.e., rated in the four highest rating categories of a nationally recognized statistical ratings organization such as Moody's or Standard & Poor's or, if unrated, which the subadviser determines to be of comparable quality);
● Investment grade fixed-income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and
● Investment grade fixed-income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

In addition to these, the Fund may invest in other types of fixed-income securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed-income securities. The Fund will maintain an average duration of between 1 and 3 years.

In deciding which securities to buy or sell, the subadviser may consider a number of factors related to the bond issue and the current market, for example, including:

● the financial strength of the issuer;
● current interest rates and valuations;
● the stability and volatility of a country's bond markets and
● expectations regarding general trends in interest rates and currency considerations.

The subadviser also considers how purchasing or selling a bond would impact the Fund's overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

The Fund may engage in frequent and active trading of its portfolio securities.

j.	With respect to the Nationwide Loomis Short Term Bond Fund, the information under the heading "Principal Risks" on page 29 of the Prospectus is modified to include the following:

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund's performance, and may result in higher taxes when Fund shares are held in a taxable account.

Nationwide HighMark Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf1_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide HighMark Bond Fund

Supplement dated November 9, 2017
to the Prospectus dated February 28, 2017 (as revised May 24, 2017)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide HighMark Bond Fund, Nationwide HighMark Short Term Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund & Nationwide HighMark National Intermediate Tax Free Bond Fund (the "Funds")

1.
Effective on or about November 13, 2017 (the "Effective Date"), HighMark Capital Management, Inc. ("HighMark") will no longer serve as the subadviser to the Funds. Accordingly, all references to, and information regarding, HighMark in the Prospectus are deleted in their entirety.

2.
At a Special Meeting of the Board of Trustees (the "Board") of Nationwide Mutual Funds (the "Trust") held on November 8, 2017, the Board approved the appointment of Loomis, Sayles & Company, LP ("Loomis") as the subadviser to the Nationwide HighMark Bond Fund and the Nationwide HighMark Short Term Bond Fund, and Massachusetts Financial Services Company, D/B/A MFS Investment Management ("MFS") as the subadviser to the Nationwide HighMark California Intermediate Tax Free Bond Fund and the Nationwide HighMark National Intermediate Tax Free Bond Fund.  These changes are anticipated to be implemented on or about the Effective Date.

3.	As of the Effective Date, the Prospectus is amended as follows:

a.
The Nationwide HighMark Bond Fund is renamed the "Nationwide Loomis Bond Fund," the Nationwide HighMark Short Term Bond Fund is renamed the "Nationwide Loomis Short Term Bond Fund," the Nationwide HighMark California Intermediate Tax Free Bond Fund is renamed the "Nationwide California Intermediate Tax Free Bond Fund," and the Nationwide HighMark National Intermediate Tax Free Bond Fund is renamed the "Nationwide National Intermediate Tax Free Bond Fund." All references to the Funds in the Prospectus are updated accordingly.

b.
With respect to the Nationwide Loomis Bond Fund, the information under the heading "Principal Investment Strategies" on page 17 of the Prospectus is deleted in its entirety and replaced with the following:

Under normal market conditions, the Fund invests primarily in bonds (or fixed-income securities) which include:

● U.S. government securities;
● Corporate bonds issued by U.S. or foreign companies that are investment grade (i.e., rated in the four highest rating categories of a nationally recognized statistical ratings organization such as Moody's or Standard & Poor's or, if unrated, which the subadviser determines to be of comparable quality);
● Investment grade fixed-income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and
● Investment grade fixed-income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

In addition to these, the Fund may invest in other types of fixed-income securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed-income securities.

The Fund will maintain an average duration of between 3 and 6 years, which the Fund's subadviser expects to be within one year of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index.

In deciding which securities to buy or sell, the subadviser may consider a number of factors related to the bond issue and the current market, for example, including:

● the financial strength of the issuer;
● current interest rates and valuations;
● the stability and volatility of a country's bond markets and
● expectations regarding general trends in interest rates and currency considerations.

The subadviser also considers how purchasing or selling a bond would impact the Fund's overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

The Fund may engage in frequent and active trading of its portfolio securities.

c.	With respect to the Nationwide Loomis Bond Fund, the information under the heading "Principal Risks" on page 17 of the Prospectus is modified to include the following:

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund's performance, and may result in higher taxes when Fund shares are held in a taxable account.

Nationwide HighMark California Intermediate Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf1_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide HighMark California Intermediate Tax Free Bond Fund

Supplement dated November 9, 2017
to the Prospectus dated February 28, 2017 (as revised May 24, 2017)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide HighMark Bond Fund, Nationwide HighMark Short Term Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund & Nationwide HighMark National Intermediate Tax Free Bond Fund (the "Funds")

1.
Effective on or about November 13, 2017 (the "Effective Date"), HighMark Capital Management, Inc. ("HighMark") will no longer serve as the subadviser to the Funds. Accordingly, all references to, and information regarding, HighMark in the Prospectus are deleted in their entirety.

2.
At a Special Meeting of the Board of Trustees (the "Board") of Nationwide Mutual Funds (the "Trust") held on November 8, 2017, the Board approved the appointment of Loomis, Sayles & Company, LP ("Loomis") as the subadviser to the Nationwide HighMark Bond Fund and the Nationwide HighMark Short Term Bond Fund, and Massachusetts Financial Services Company, D/B/A MFS Investment Management ("MFS") as the subadviser to the Nationwide HighMark California Intermediate Tax Free Bond Fund and the Nationwide HighMark National Intermediate Tax Free Bond Fund.  These changes are anticipated to be implemented on or about the Effective Date.

3.	As of the Effective Date, the Prospectus is amended as follows:

a.
The Nationwide HighMark Bond Fund is renamed the "Nationwide Loomis Bond Fund," the Nationwide HighMark Short Term Bond Fund is renamed the "Nationwide Loomis Short Term Bond Fund," the Nationwide HighMark California Intermediate Tax Free Bond Fund is renamed the "Nationwide California Intermediate Tax Free Bond Fund," and the Nationwide HighMark National Intermediate Tax Free Bond Fund is renamed the "Nationwide National Intermediate Tax Free Bond Fund." All references to the Funds in the Prospectus are updated accordingly.

d.
With respect to the Nationwide California Intermediate Tax Free Bond Fund, the information under the heading "Principal Investment Strategies" on page 21 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade (either rated in the four highest rating categories of nationally recognized statistical ratings organizations or, if unrated, determined by the subadviser to be of comparable quality) municipal bonds and notes that are tax-exempt in California.  The Fund may invest up to 20% of its net assets, at the time of purchase, in high-yield bonds, which are lower-rated or non-investment grade, and often are referred to as "junk bonds."

Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds, the income from which is exempt from both federal income tax and California personal income tax. This policy is fundamental and will not be changed without shareholder approval.

Although the Fund will invest primarily in California municipal bonds, it may also invest in municipal bonds from other states, territories and possessions of the United States (including Puerto Rico, Guam, and the U.S. Virgin Islands) if the income from these bonds is exempt from U.S. federal income taxes. Under certain conditions, such as when the subadviser believes that there is a temporary lack of bonds available that are exempt from federal and California state taxes and that fit within the Fund's investment restrictions, the Fund may, for temporary defensive purposes, invest more than 20% of its net assets in bonds not exempt from federal or California state taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax ("AMT") should note that the subadviser will invest at least 80% of the Fund's net assets in bonds that pay interest exempt from the AMT under normal market conditions.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

The subadviser uses an active bottom-up investment approach to buying and selling investments for the Fund.  Investments are selected primarily based on fundamental analysis of individual instruments and their issuers, in light of issuers' financial condition and market, economic, political and regulatory conditions.  Factors considered may include the instrument's credit quality and terms, any underlying assets and their credit quality, and the issuer's management ability, capital structure, leverage and ability to meet its current obligations. The subadviser may also consider quantitative (i.e., mathematical and/or statistical) models that systematically evaluate the structure of debt instruments and their features.  In constructing the Fund's overall portfolio, the subadviser may also consider top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors and risk management factors.

e.
With respect to the Nationwide California Intermediate Tax Free Bond Fund, the following replaces "California state specific risk" under the heading "Principal Risks" on page 21 of the Prospectus in its entirety:

Geographic Focus Risk - The Fund's performance will be closely tied to the economic and political conditions in California, and can be more volatile than the performance of a more geographically diversified fund. In addition, the Fund's performance can also be tied to the economic and political conditions of other states and U.S. territories and possessions in which the Fund is invested. These conditions may include constitutional or statutory limits on an issuer's ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in the state, other states, or U.S. territories and possessions.

f.	With respect to the Nationwide California Intermediate Tax Free Bond Fund, the information under the heading "Principal Risks" on page 21 of the Prospectus is modified to include the following:

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.

Nationwide HighMark National Intermediate Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf1_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide HighMark National Intermediate Tax Free Bond Fund

Supplement dated November 9, 2017
to the Prospectus dated February 28, 2017 (as revised May 24, 2017)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide HighMark Bond Fund, Nationwide HighMark Short Term Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund & Nationwide HighMark National Intermediate Tax Free Bond Fund (the "Funds")

1.
Effective on or about November 13, 2017 (the "Effective Date"), HighMark Capital Management, Inc. ("HighMark") will no longer serve as the subadviser to the Funds. Accordingly, all references to, and information regarding, HighMark in the Prospectus are deleted in their entirety.

2.
At a Special Meeting of the Board of Trustees (the "Board") of Nationwide Mutual Funds (the "Trust") held on November 8, 2017, the Board approved the appointment of Loomis, Sayles & Company, LP ("Loomis") as the subadviser to the Nationwide HighMark Bond Fund and the Nationwide HighMark Short Term Bond Fund, and Massachusetts Financial Services Company, D/B/A MFS Investment Management ("MFS") as the subadviser to the Nationwide HighMark California Intermediate Tax Free Bond Fund and the Nationwide HighMark National Intermediate Tax Free Bond Fund.  These changes are anticipated to be implemented on or about the Effective Date.

3.	As of the Effective Date, the Prospectus is amended as follows:

a.
The Nationwide HighMark Bond Fund is renamed the "Nationwide Loomis Bond Fund," the Nationwide HighMark Short Term Bond Fund is renamed the "Nationwide Loomis Short Term Bond Fund," the Nationwide HighMark California Intermediate Tax Free Bond Fund is renamed the "Nationwide California Intermediate Tax Free Bond Fund," and the Nationwide HighMark National Intermediate Tax Free Bond Fund is renamed the "Nationwide National Intermediate Tax Free Bond Fund." All references to the Funds in the Prospectus are updated accordingly.

g.
With respect to the Nationwide National Intermediate Tax Free Bond Fund, the information under the heading "Principal Investment Strategies" on page 25 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade (i.e., rated in the four highest rating categories of nationally recognized statistical ratings organizations or, if unrated, determined by the subadviser to be of comparable quality) municipal bonds and notes of states, territories and possessions of the United States that are exempt from federal income tax.  The Fund may invest up to 20% of its net assets, at the time of purchase, in high-yield bonds, which are lower-rated or non-investment grade, and often are referred to as "junk bonds."

Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds (or fixed-income securities) the income from which is exempt from federal income tax. This policy is fundamental and will not be changed without shareholder approval.

Under normal market conditions, the Fund will invest at least 65% of its net assets in municipal securities. This policy is non-fundamental and may be changed without shareholder approval.

The Fund's subadviser may invest a significant percentage of the Fund's assets in issuers in a single state, territory, or possession, or a small number of states, territories, or possessions.

Under certain conditions, such as when the subadviser believes that there is a temporary lack of bonds available that are exempt from federal taxes and that fit within the Fund's investment restrictions, the Fund may, for temporary defensive purposes, invest more than 20% of its net assets in bonds not exempt from federal income taxes, which would make it more difficult for the Fund to achieve its goal of providing high current income that is exempt from federal income tax. Investors who may be subject to the alternative minimum tax ("AMT") should note that the subadviser will invest at least 80% of the Fund's net assets in bonds that pay interest exempt from the AMT under normal market conditions.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

The subadviser uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers, in light of issuers' financial condition and market, economic, political and regulatory conditions.  Factors considered may include the instrument's credit quality and terms, any underlying assets and their credit quality, and the issuer's management ability, capital structure, leverage and ability to meet its current obligations. The subadviser may also consider quantitative (i.e., mathematical and/or statistical) models that systematically evaluate the structure of debt instruments and their features.  In constructing the Fund's overall portfolio, the subadviser may also consider top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors and risk management factors.

h.	With respect to the Nationwide National Intermediate Tax Free Bond Fund, the information under the heading "Principal Risks" on page 25 of the Prospectus is modified to include the following:

Geographic Focus Risk - The Fund's performance will be closely tied to the issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions in the states, territories, and possessions of the United States in which the Fund's assets are invested. If the Fund's subadviser invests a significant percentage of the Fund's assets in a single state, territory, or possession, or a small number of states, territories, or possessions, these conditions will have a significant impact on the Fund's performance and the Fund's performance may be more volatile than the performance of more geographically-diversified funds.

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.

Nationwide HighMark Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf1_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide HighMark Short Term Bond Fund

Supplement dated November 9, 2017
to the Prospectus dated February 28, 2017 (as revised May 24, 2017)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide HighMark Bond Fund, Nationwide HighMark Short Term Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund & Nationwide HighMark National Intermediate Tax Free Bond Fund (the "Funds")

1.
Effective on or about November 13, 2017 (the "Effective Date"), HighMark Capital Management, Inc. ("HighMark") will no longer serve as the subadviser to the Funds. Accordingly, all references to, and information regarding, HighMark in the Prospectus are deleted in their entirety.

2.
At a Special Meeting of the Board of Trustees (the "Board") of Nationwide Mutual Funds (the "Trust") held on November 8, 2017, the Board approved the appointment of Loomis, Sayles & Company, LP ("Loomis") as the subadviser to the Nationwide HighMark Bond Fund and the Nationwide HighMark Short Term Bond Fund, and Massachusetts Financial Services Company, D/B/A MFS Investment Management ("MFS") as the subadviser to the Nationwide HighMark California Intermediate Tax Free Bond Fund and the Nationwide HighMark National Intermediate Tax Free Bond Fund.  These changes are anticipated to be implemented on or about the Effective Date.

3.	As of the Effective Date, the Prospectus is amended as follows:

a.
The Nationwide HighMark Bond Fund is renamed the "Nationwide Loomis Bond Fund," the Nationwide HighMark Short Term Bond Fund is renamed the "Nationwide Loomis Short Term Bond Fund," the Nationwide HighMark California Intermediate Tax Free Bond Fund is renamed the "Nationwide California Intermediate Tax Free Bond Fund," and the Nationwide HighMark National Intermediate Tax Free Bond Fund is renamed the "Nationwide National Intermediate Tax Free Bond Fund." All references to the Funds in the Prospectus are updated accordingly.

i.
With respect to the Nationwide Loomis Short Term Bond Fund, the information under the heading "Principal Investment Strategies" on page 29 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in bonds (or fixed-income securities) which include:

● U.S. government securities;
● Corporate bonds issued by U.S. or foreign companies that are investment grade (i.e., rated in the four highest rating categories of a nationally recognized statistical ratings organization such as Moody's or Standard & Poor's or, if unrated, which the subadviser determines to be of comparable quality);
● Investment grade fixed-income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities and
● Investment grade fixed-income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

In addition to these, the Fund may invest in other types of fixed-income securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed-income securities. The Fund will maintain an average duration of between 1 and 3 years.

In deciding which securities to buy or sell, the subadviser may consider a number of factors related to the bond issue and the current market, for example, including:

● the financial strength of the issuer;
● current interest rates and valuations;
● the stability and volatility of a country's bond markets and
● expectations regarding general trends in interest rates and currency considerations.

The subadviser also considers how purchasing or selling a bond would impact the Fund's overall portfolio risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

The Fund may engage in frequent and active trading of its portfolio securities.

j.	With respect to the Nationwide Loomis Short Term Bond Fund, the information under the heading "Principal Risks" on page 29 of the Prospectus is modified to include the following:

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund's performance, and may result in higher taxes when Fund shares are held in a taxable account.